Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
In-process research and development and Goodwill
Goodwill, Beginning of Period	$ 7,256	$ 2,200
Goodwill, Additions		5,056
Goodwill, End of Period	7,256	7,256
Total, Beginning of Period	43,807	7,428
Total, Additions	40,177	36,379
Total Impairment	(15,828)
Total, End of Period	68,156	43,807
Acquired product rights
In-process research and development and Goodwill
Acquired product rights, Additions	40,177
Acquired product rights, End of Period	40,177
IPR&D
In-process research and development and Goodwill
IPR&D, Beginning of Period	36,551	5,228
IPR&D, Additions		31,323
IPR&D, Impairment	(15,828)
IPR&D, End of Period	$ 20,723	$ 36,551